Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Other current liabilities
Other Current Liabilities

	Yen in millions
	March 31
	2015	2016
Accounts payable for property, plant and equipment	¥7,989	¥6,730
Advances received	7,813	15,817
Income taxes payable	6,039	5,831
Product warranty liabilities	3,887	3,988
Other	10,961	12,022

	¥36,689	¥44,388